TANGIBLE ASSETS - Impairment Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	$ 185
Impairment of Goodwill	0
Right of use assets	7
Total Impairment	192	$ 315	$ 2
Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment		290
Impairment of Goodwill		8
Right of use assets		17
Total Impairment		315
Mine development costs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	50
Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment		114
Mine infrastructure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	65
Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment		152
Exploration and evaluation assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	1
Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment		0
Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	56
Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment		0
Land and buildings
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	13
Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment		8
Mineral rights and dumps
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0
Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment		16
CdS | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	45	178
Impairment of Goodwill	0	0
Right of use assets	2	11
Total Impairment	47	189
CdS | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	30	58
CdS | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	9	98
CdS | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0	0
CdS | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	5	0
CdS | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	1	6
CdS | Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0	16
Cuiabá | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	18	65
Impairment of Goodwill	0	0
Right of use assets	(3)	5
Total Impairment	15	70
Cuiabá | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	(27)	34
Cuiabá | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	17	30
Cuiabá | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0	0
Cuiabá | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	29	0
Cuiabá | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	(1)	1
Cuiabá | Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0	0
Serra Grande | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	97	47
Impairment of Goodwill	0	8
Right of use assets	8	1
Total Impairment	105	56
Serra Grande | Mine development costs | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	47	22
Serra Grande | Mine infrastructure | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	39	24
Serra Grande | Exploration and evaluation assets | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0	0
Serra Grande | Assets under construction | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	7	0
Serra Grande | Land and buildings | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	4	1
Serra Grande | Mineral rights and dumps | Americas
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0	$ 0
Gramalote | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	25
Impairment of Goodwill	0
Right of use assets	0
Total Impairment	25
Gramalote | Mine development costs | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0
Gramalote | Mine infrastructure | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	0
Gramalote | Exploration and evaluation assets | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	1
Gramalote | Assets under construction | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	15
Gramalote | Land and buildings | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	9
Gramalote | Mineral rights and dumps | Projects
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total Tangible Asset Impairment	$ 0